Leases - Schedule of Lease Assets and Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Assets and Liabilities [Line Items]
Operating lease right-of-use assets	$ 122	$ 2,831	$ 13,909
Operating lease liabilities, current	989	2,550	1,792
Operating lease liabilities, non-current	$ 21	$ 2,314	$ 12,878
Weighted-average remaining lease term (years)	1 year	2 years 6 months	7 years
Weighted-average discount rate	7.50%	8.40%	7.40%